Cover	Jul. 19, 2024
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	VOLATO GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41104
Entity Tax Identification Number	86-2707040
Entity Address, Address Line One	1954 Airport Road, Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853070
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SOAR
Security Exchange Name	NYSEAMER
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SOAR.WS
Security Exchange Name	NYSEAMER